Transactions with Affiliates and Container Investors	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors

(4) Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,376 and $1,509, as of December 31, 2021 and 2020, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions during 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Fees from affiliated Container Investors	$—	$—	$3,527
Fees from unaffiliated Container Investors	7,689	9,678	11,374
Fees from Container Investors	7,689	9,678	14,901
Other fees	—	—	338
Total management fees	$7,689	$9,678	$15,239

The following table provides a summary of due to container investors, net at December 31, 2021 and 2020:

	2021	2020
Accounts receivable, net - managed fleet	$7,639	$10,628
Prepaid expenses and other current assets - managed fleet	42	99
Accounts payable and accrued expenses - managed fleet	(375)	(1,187)
	7,306	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	10,679	9,157
Due to container investors, net	$17,985	$18,697

There is no due to affiliated Container Investors as of December 31, 2021 and 2020.